COMMITMENTS AND CONTINCENGIES (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
GenExosome Office Lease [Member]
Twelve-month Period Ending March 31, 2019	$ 2,700	$ 3,600
Avalon Shanghai Office Lease [Member]
Twelve-month Period Ending March 31, 2019	88,041	106,318
Year Ending December 31, 2018		97,547
Year Ending December 31, 2019		8,771
Beijing GenExosome Office Lease [Member]
Twelve-month Period Ending March 31, 2019	$ 6,249	$ 1,264